Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 2,865,200	$ 2,855,948
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	45,063	49,804
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	3,079	2,251
Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	41,984	47,553
Securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	41,608	44,313
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	3,079	2,251
Securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	38,529	42,062
Treasury and other eligible bills | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	744	630
Treasury and other eligible bills | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	649	599
Treasury and other eligible bills | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	95	31
Debt securities
Disclosure of financial assets [line items]
Financial assets	168,746	97,302
Debt securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	6,399	6,829
Debt securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,430	1,652
Debt securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	3,969	5,177
Equity securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	34,465	36,854
Equity securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Equity securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	34,465	36,854
Loans and advances to banks and customers | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,841	4,307
Loans and advances to banks and customers | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and advances to banks and customers | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	1,841	4,307
Other | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,614	1,184
Other | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Other | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	$ 1,614	$ 1,184